Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Jan. 29, 2020
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2020